OTHER ASSETS AND OTHER LIABILITIES (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial instruments:
Receivables	S/ 1,948,849			S/ 1,676,583
Derivatives receivable	766,317			701,826
Operations in process	357,611			82,542
Financial instruments	3,072,777			2,460,951
Non-financial instruments:
Deferred income tax asset, Note 18	463,717			480,057
Investment in associates	582,132			708,873
Investment properties, net	440,234			458,855
Deferred fees	455,249			431,598
Income tax prepayments, net	389,029			301,863
Seized assets, net	133,112			95,012
VAT (IGV) tax credit	37,771			50,138
Others	12,732			12,651
Others Non-financial Assets	2,513,976			2,539,047
Total	5,586,753	[1]	S/ 1,759,125	4,999,998	[1]
Financial instruments:
Accounts payable	1,540,057			1,875,153
Derivatives payable	715,804			636,762
Salaries and other personnel expenses	717,820			644,234
Allowance for indirect loan losses, Note 7	362,139			442,510
Operations in process	358,498			274,354
Other financial liabilities	3,694,318			3,873,013
Non-financial instruments:
Taxes	677,229			480,781
Deferred income tax, Note 18	108,603			150,280
Provision for sundry risks	342,350		S/ 275,841	275,841		S/ 296,339	S/ 196,261
Others	227,636			234,197
Non financial liabilities	1,355,818			1,141,099
Total other liabilities	S/ 5,050,136			S/ 5,014,112

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).